BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Basis Of Preparation [Abstract]
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

A.	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on March 11, 2019.

B.	Functional and presentation currency

The New Israeli Shekel (“NIS”) is the currency that represents the principal economic environment in which the Group operates and is thus its functional currency. However, for financial reporting purposes, these financial statements, which are prepared using the functional currency for all amounts, including historical amounts, reflected in the Company’s financial statements, have been translated into a different presentation currency, the U.S. dollar. In preparation for its Nasdaq IPO, the Company intended ceased using the NIS and began using the U.S. dollar as its presentation currency to facilitate U.S. investors’ understanding of the Company’s financial statements. The assets and liabilities are translated at the exchange rates at the balance sheet date; Income and expenses are translated at average exchange rates and shareholders’ equity is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included in foreign exchange translation adjustments to other comprehensive loss, a component of shareholders’ equity (deficiency).

C.	Basis of measurement

The financial statements have been prepared on the historical cost basis except for the following assets and liabilities: share-based payment and assets and liabilities for employee benefits.

D.	Operating cycle

The regular operating cycle of the Company is one year. As a result, current assets and current liabilities also include items the realization of which is intended to take place within the period of the Company's regular operating cycle.

E.	Classification of expenses recognized in the statement of operations

The classification of expenses recognized in the statement of operations is based on the nature of the expense. Additional information regarding the nature of the expense is included in the notes to the financial statements.

F.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The use of accounting estimates in the preparation of the Group’s financial statements requires management of the Company to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Company prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

G.	Determination of fair value

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities.

Note 9D (Share-Based Payment) and Note 10G (Financial Instruments—Derivatives) include further information about the assumptions that were used to determine fair value.

When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

H.	Changes in accounting policies

Initial application of new standards IFRS 9 (2014), Financial Instrument

As of January 1, 2018, the Group applies IFRS 9, Financial Instruments ( “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”). Furthermore, as from that date, the Group applies the amendment to IFRS 9.

Additionally, following the application of IFRS 9, the Group has adopted consequential amendments to IFRS 7, Financial Instruments: Disclosures, and to IAS 1, Presentation of Financial Statements.

The adoption of IFRS 9 did not have a material effect on these financial statements.